S000038877 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI ex USA Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.53%	4.10%	4.80%
Northern Trust International Quality Dividend Dynamic IndexSM
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.10%	6.61%	6.20%
FlexShares International Quality Dividend Dynamic Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		5.81%	6.15%	5.76%
FlexShares International Quality Dividend Dynamic Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.15%	4.86%	4.65%
FlexShares International Quality Dividend Dynamic Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.63%	4.67%	4.44%

[1]	Reflects no deduction for fees, expenses or taxes.